Share Capital and Share Premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital
Shares outstanding	$ 227
Shares outstanding	259	$ 227
Share premium
Shares outstanding	8,000,561
Shares outstanding	$ 9,199,779	$ 8,000,561
Group's share capital [Member]
Number of shares
Shares outstanding	2,271,299	1,986,299
Issuance of shares	320,000	285,000
Shares outstanding	2,591,299	2,271,299
Share capital
Shares outstanding	$ 227	$ 198
Issuance of shares	32	29
Shares outstanding	259	227
Share premium
Shares outstanding	8,000,561	6,686,170
Issuance of shares	1,199,218	1,314,392
Shares outstanding	$ 9,199,779	$ 8,000,561
Number of shares
Authorized Common shares			150,000,000
Issue and fully paid common shares	2,591,299	2,271,299	1,986,299
Share capital
Authorized Common shares			$ 15,000
Issue and fully paid common shares	$ 259	$ 227	198
Share premium
Authorized Common shares
Issue and fully paid common shares	$ 9,199,779	$ 8,000,561	$ 6,686,170